CONSOLIDATED BALANCE SHEET (Parenthetical) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common shares issued (in shares)	707	705
Common shares outstanding (in shares)	707	705